Related parties	12 Months Ended
Dec. 31, 2023
Related parties
Related parties

27 Related parties

Transaction with shareholders

On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. Based on the fair value per share at the issuance date, the Group recognized the warrants as liabilities in the amount of USD 3.2 million (EUR 2.8 million). We are not aware of any ordinary shares which were issued by the Company and sold in this transaction to related parties. The fair value of warrants increased from EUR 0.19 per warrant as of December 31, 2022, to EUR 0.29 per warrant as of December 31, 2023. The result is an increase in fair value of warrant liabilities of EUR 159k for the period ended December 31, 2023 (see note 23).

On June 26, 2023, the Company entered into a joint venture agreement (the “Joint Venture Agreement”) with Pharmaceutical Investment Company (“PIC” or “Lifera”) (see Note 1 and 15). During the year 2023, as mentioned in note 8.1, the Company has recognized a gain of EUR 7,549k related to income pertaining to the transfer of technology and the license of the company’s Intellectual Property (“IP”).

Remuneration of management in key positions

Key management have been defined as the members of the management board and the Company’s other key executive officers.

in EUR k	2023	2022	2021
Short‑term employee benefits	3,640	4,138	4,098
Post‑employment pension and medical benefits	—	—	23
Termination benefits	50	679	235
Share‑based payment transactions	1,460	(1,929)	822
Total compensation to key management	5,150	2,888	5,178

During 2023, due to the departure of Patrice Denèfle, the former CSO, the share-based payment expenses included a reversal of the costs previously recognized amounted to EUR 117k because of the cancelation of his plans. During 2022, due to the departure of the former CEO Andrin Oswald, the former CFO René Just and former CIO Volkmar Weckesser, the Company included reversals of share-based expenses recognized in previous periods and forfeiture of EUR 3,104k.

There are no pension commitments for members of the management board.

During 2023 1,495,855 RSUs were granted under the 2019 Plan to key management personnel which are recognized as share-based payment expenses in profit and loss (see Note 22). In addition, the Company granted a Capital Raise Bonus to the CEO and CFO. Therefore, the Company recognized expenses in the amount of EUR 1.0 million in profit and loss (see Note 22).

As of December 31, 2023, the Group has receivables of EUR nil (2022: EUR nil) recognized related to the exercise of options by key management personnel.

Remuneration of members of the Supervisory Board

The supervisory board received remuneration for its activities of EUR 224k in the reporting year (2022: EUR 216k; 2021: EUR 688k). In addition, as disclosed in note 22, certain members of the supervisory board received share-based awards under the 2019 Plan. For the year ended December 31, 2023, share-based payment expenses of EUR 741k (2022: EUR 1,446k, 2021: EUR 2,564k) related to these awards were charged to profit and loss.

Transactions with members of management in key positions and other related parties

The Company purchased supplies used for genetic sequencing from an entity related to a member of the supervisory board that joined the board in 2020. Expenses totaling EUR 812k (2022: EUR 699k) were charged to profit and loss related to the period of service of the board member.

The Company deconsolidated Dr. Bauer GmbH from April 2, 2022 (see Note 4 – Basis of consolidation) and assessed Dr. Bauer GmbH under IAS 24 as of the Deconsolidation Date. Accordingly, Dr. Bauer GmbH is a related party through Dr. Peter Bauer who is a key management personnel of Centogene.

Transactions with Dr. Bauer GmbH for the year ended December 31, 2023, was EUR 236k related to the collection of receivables costs related to Covid to CNTG GmbH (2022: EUR 1,815k).

As of December 31, 2023, the Group had receivables balances with Dr. Bauer GmbH of EUR nil (2022: EUR 321k) with a related provision for doubtful accounts of EUR nil (December 31, 2022: EUR 58k). However, the Company had payables balances with Dr. Bauer GmbH of EUR 80k (2022: EUR nil).

As mentioned above, on June 26, 2023, the Company entered into a joint venture agreement (the “Joint Venture Agreement”) with Pharmaceutical Investment Company (“PIC” or “Lifera”). As a result from the transfer of technology and the license of the company’s Intellectual Property (“IP”), which amounted to a EUR 9,436k, recognizing a gain of EUR 7,549k (Note 8.1 and 15).